Consolidated Statements of Stockholders' Equity - USD ($)	Issued Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unallocated ESOP	Total
Balance at Dec. 31, 2013	$ 18,329	$ 14,561,085	$ 28,233,876	$ (1,386,964)	$ (287,530)	$ 41,138,796
Balance (in shares) at Dec. 31, 2013	1,832,860
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			2,972,754			2,972,754
Other comprehensive income				2,098,447		2,098,447
Stock repurchases	$ (485)	(1,028,203)				(1,028,688)
Stock repurchases (in shares)	(48,478)
Exercise of stock options	$ 151	230,827				230,978
Exercise of stock options (in shares)	15,101
Tax benefit of nonqualified options		3,513				3,513
Stock-based compensation expense		90,163				90,163
Common shares held by ESOP, committed to be released		43,358			37,620	80,978
Dividends on common stock, $0.32 per share and $1.32 per share in 2014 and 2015, respectively			(570,843)			(570,843)
Balance at Dec. 31, 2014	$ 17,995	13,900,743	30,635,787	711,483	(249,910)	45,016,098
Balance (in shares) at Dec. 31, 2014	1,799,483
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			3,026,123			3,026,123
Other comprehensive income				78,858		78,858
Stock repurchases	$ (327)	(764,984)				(765,311)
Stock repurchases (in shares)	(32,685)
Exercise of stock options	$ 247	382,374				382,621
Exercise of stock options (in shares)	24,715
Tax benefit of nonqualified options		4,169				4,169
Stock-based compensation expense		90,163				90,163
Common shares held by ESOP, committed to be released		52,449			38,200	90,649
Dividends on common stock, $0.32 per share and $1.32 per share in 2014 and 2015, respectively			(2,356,870)			(2,356,870)
Balance at Dec. 31, 2015	$ 17,915	$ 13,664,914	$ 31,305,040	$ 790,341	$ (211,710)	$ 45,566,500
Balance (in shares) at Dec. 31, 2015	1,791,513